Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 340.5	$ 253.5
Allowance for doubtful accounts	(4.4)	(4.2)
Trade receivables net of allowance	336.1	249.3
Sales tax and other government receivables	118.0	56.4
Other	11.6	5.8
Total trade and other receivables	$ 465.7	$ 311.5